GOODWILL AND INTANGIBLE ASSETS, NET - Changes in Carrying Amount of Goodwill (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	₽ 53,543		₽ 53,238
Accumulated impairment loss, beginning of the period	(1,338)		(576)
Goodwill, net balance at the beginning of the period	52,205	$ 706.7	52,662
Acquisitions	52,070	704.7	295
Goodwill impairment			(762)
Foreign currency translation adjustment			10
Gross amount of goodwill, end of the period	105,613	1,429.6	53,543
Accumulated impairment loss, end of the period	(1,338)	(18.1)	(1,338)
Goodwill, net balance at the end of the period	104,275	$ 1,411.5	52,205
Russian Search And Portal
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	2,527		2,228
Goodwill, net balance at the beginning of the period	2,527		2,228
Acquisitions	192		295
Foreign currency translation adjustment			4
Gross amount of goodwill, end of the period	2,719		2,527
Goodwill, net balance at the end of the period	2,719		2,527
Classifieds
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	5,194		5,188
Goodwill, net balance at the beginning of the period	5,194		5,188
Foreign currency translation adjustment			6
Gross amount of goodwill, end of the period	5,194		5,194
Goodwill, net balance at the end of the period	5,194		5,194
Taxi
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	43,682		43,682
Accumulated impairment loss, beginning of the period	(762)
Goodwill, net balance at the beginning of the period	42,920		43,682
Acquisitions	42
Goodwill impairment			(762)
Gross amount of goodwill, end of the period	43,724		43,682
Accumulated impairment loss, end of the period	(762)		(762)
Goodwill, net balance at the end of the period	42,962		42,920
Yandex.Market B.V.
Changes in the carrying amount of goodwill
Acquisitions	51,836
Gross amount of goodwill, end of the period	51,836
Goodwill, net balance at the end of the period	51,836
Media Services
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	2,140		2,140
Accumulated impairment loss, beginning of the period	(576)		(576)
Goodwill, net balance at the beginning of the period	1,564		1,564
Gross amount of goodwill, end of the period	2,140		2,140
Accumulated impairment loss, end of the period	(576)		(576)
Goodwill, net balance at the end of the period	₽ 1,564		₽ 1,564